UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
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Address:   2600 Michelson Drive, Suite 1700
           --------------------------------------------------
           Irvine, California  92612
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:    028-10054
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     44 20 7659 5263
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Luc Huyghebaert          Mayfair, London, UK             11/13/02
       ------------------------   ------------------------------  -------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        24
                                               -------------

Form 13F Information Table Value Total:       $84,219
                                               -------------
                                               (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1                                         KiCap Management (UK) LP



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                                                                FORM 13F INFORMATION TABLE

                                                      VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP          x($1000) PRN AMT  PRN CALL  DISCRETN MANAGERS   SOLE   SHARED    NONE
--------------     --------------   ---------        -------- -------- --- ----  -------- ---------  ---------------------
ACCENTURE LTD BERMUDA     CL A      G1150G111         1,605     95,000  SH                   1              95,000

SEEBEYOND TECHNOLOGIES
 CORP                     COM       815704101         3,152    322,000  SH                   1             322,000

NEXTEL COMMUNICATIONS INC CL A      65332V103         2,859    492,000  SH                   1             492,000

OMNICOM GROUP INC         COM       681919106         4,804     89,000  SH                   1              89,000

EMMIS COMMUNICATIONS CORP CL A      291525103           690     37,500  SH                   1              37,500

RF MICRODEVICES INC       COM       749941100           630     78,000  SH                   1              78,000

SKYWORKS SOLUTIONS INC    COM       83088M102           970    191,000  SH                   1             191,000

ALLTEL CORP               COM       020039103         2,289     44,000  SH                   1              44,000

CABLEVISION SYS CORP CL A NY CABLVS 12686C109           648     56,000  SH                   1              56,000

SCRIPPS E W CO OHIO       CL A      811054204         2,065     29,000  SH                   1              29,000

BEA SYS INC               COM       073325102         2,045    346,000  SH                   1             346,000

CISCO SYS INC             COM       17275R102         1,621    127,000  SH                   1             127,000

VIACOM INC                CL A      925524100         2,619     70,000  SH                   1              70,000

SYMANTEC CORP             COM       871503108         7,256    220,000  SH                   1             220,000

MERCURY INTERACTIVE CORP  COM       589405109         3,936    199,000  SH                   1             199,000

MICROSOFT CORP            COM       594918104         6,195    131,500  SH                   1             131,500

MARVELL TECHNOLOGY
 GROUP LTD                ORD       G5876H105         5,158    276,000  SH                   1             276,000

ECHOSTAR COMMUNICATIONS
 NEW                      CL A      278762109         9,602    474,400  SH                   1             474,400

CLEAR CHANNEL
 COMMUNICATIONS           COM       184502102         5,651    207,000  SH                   1             207,000

AT&T CORP                 COM       001957109         9,954    851,500  SH                   1             851,500

TELECOM CORP NEW ZEALAND
 LTD                      CALL      879278908           312     61,324  SH   CALL            1              61,324

SK TELECOM LTD       SPONSORED ADR  78440P108         6,075    263,200  SH                   1             263,200

AMERICA MOVIL
 S A DE C V          SPON ADR L SHS 02364W105           847     60,000  SH                   1              60,000

PRECISE SOFTWARE
 SOLUTIONS L              ORD       M41450103         3,236    208,000  SH                   1             208,000

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